DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Minimum shareholder's equity to be maintained under debt covenants	$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants	17.00%
Debt service ratio required to be maintained under debt covenants	1.5
Working capital	$ 14,600
Accumulated deficit	$ (6,998)	$ (9,873)